                                                                                                                                                                                                   UNITED STATES
                                                                                        SECURITIES AND EXCHANGE COMMISSION
                                                                                              Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                                           Investment Company Act file number_811-07851

_Franklin Templeton Fund Allocator Series

(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices)  (Zip code)

_Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

                                                          Registrant's telephone number, including area code:_(650) 312-2000

                                                          Date of fiscal year end:_5/31

                                                          Date of reporting period:_05/31/12

Item 1. Reports to Stockholders.

MAY 31, 2012

ANNUAL REPORT AND SHAREHOLDER LETTER

A series of Franklin Templeton Fund Allocator Series

Sign up for electronic delivery
at **franklintempleton.com/edelivery**

ASSET ALLOCATION

Franklin Templeton Multi-Asset Real Return Fund

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

Annual Report

Franklin Templeton Multi-Asset Real Return Fund

Your Fund's Goal and Main Investments: Franklin Templeton Multi-Asset Real Return Fund seeks real return, which is total return that exceeds U.S. inflation over a full inflation cycle, typically five years. The Fund is structured as a limited "fund-of-funds," meaning that it seeks to achieve its investment goal by investing its assets primarily in other mutual funds, predominantly other Franklin Templeton mutual funds (underlying funds). The Fund also invests a portion of its assets in Treasury Inflation-Protected Securities (TIPS).

*Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit **franklintempleton.com** or call **(800) 342-5236** for most recent month-end performance.*

This inaugural annual report for Franklin Templeton Multi-Asset Real Return Fund covers the period since the Fund's inception on December 19, 2011, through May 31, 2012.

Performance Overview

Franklin Templeton Multi-Asset Real Return Fund – Class A had a -0.35% cumulative total return since its inception on December 19, 2011, through May 31, 2012. The Fund underperformed the +2.78% total return of its primary benchmark, the Barclays U.S. 1-10 Year TIPS Index, which tracks performance of inflation-protected notes issued by the U.S. Treasury that have at least one year and less than 10 years to final maturity.[1] The Fund also underperformed its secondary benchmark, the Consumer Price Index (CPI) for Urban Consumers (All Items) NSA (non-seasonally adjusted), a measure of the average change in prices of all goods and services purchased for consumption by urban householders, which rose +1.74% for the same period.[2] Additionally, the Fund underperformed the +9.80% total return of its equity benchmark, the Standard & Poor's® 500 Index (S&P 500®),[3] a broad measure of U.S. stock performance, and the +2.31% total return of its fixed income benchmark, the Barclays U.S.

1. Source: Barclays Global Family of Indices. © 2012 Barclays Capital Inc. Used with permission.

2. Source: U.S. Bureau of Labor Statistics.

3. Source: © 2012 Standard & Poor's Financial Services LLC. STANDARD & POOR'S®, S&P® and S&P 500® are registered trademarks of Standard & Poor's Financial Services LLC.

The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's SOI, which begins on page 18.

Annual Report | 3

Aggregate Index,1 which tracks U.S. investment-grade bonds. You can find other performance data in the Performance Summary beginning on page 9.

Economic and Market Overview

The U.S. economy grew moderately during the period as the manufacturing and services sectors continued to expand and the housing market showed signs of improvement. The national unemployment rate declined to a multi-year low of 8.1% in April, but ended the period at 8.2% as job creation slowed.2 Among other G-3 economies, Japan’s economy grew as the country rebuilt from the devastations of last year’s earthquake and tsunami, while the eurozone’s economy contracted and continued to be a drag on global economic growth. Near period-end, heightened concerns about the global economic recovery led to a sharp commodity price decline, especially for oil, which in turn led to lower producer costs. Producer and consumer price inflation growth in the U.S. and other countries was, therefore, fairly modest. In this environment, the U.S. Federal Reserve Board anticipated it would maintain historically low interest rates at least through late 2014. Similarly, the European Central Bank, Bank of Japan and Bank of England maintained their historically low interest rates. During the period, China’s central bank reduced its commercial bank reserve ratio requirement twice, Brazil’s central bank reduced its key interest rate several times, and India’s central bank cut its key interest rate for the first time in three years to stimulate growth.

Global stock markets rallied from December 2011 through March 2012 as investors welcomed positive corporate earnings reports and became generally more optimistic about the global economic recovery and European leaders’ progress in solving the region’s sovereign debt crisis. U.S. stock markets reached multi-year highs in late March and early April 2012. The Dow Jones Industrial Average exceeded the 13,000 level and the S&P 500 closed above 1,400 for the first time since 2008, while the NASDAQ Composite Index hit an 11-year high. However, despite generally better-than-expected corporate earnings reports in April and May, global financial markets became extremely volatile near period-end due to renewed concerns about a global economic slowdown and the eurozone sovereign debt crisis. The results of the French and Greek general elections broke up the political unity that supported deficit reduction and austerity, casting doubts on Greece’s continued inclusion in the eurozone and the euro’s existence. Additionally, contagion fears drove Spanish and Italian bond yields higher, driving up Spain’s and Italy’s borrowing costs and further straining their fiscal health. In this recent environment, many investors sought perceived safe havens such as the Japanese yen, the U.S. dollar and U.S. Treasuries. By period-end, the nominal yield on the 10-year

4 | Annual Report

U.S. Treasury note declined to a historical low of 1.59%, which was lower than the 1.70% annual U.S. inflation rate.2

Investment Strategy

Under normal market conditions, we allocate the Fund’s assets among the broad asset classes representing exposure to global equities, global fixed income and commodities markets by investing primarily in a combination of underlying funds, based on each underlying fund’s predominant asset class. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities, and commodity-linked instruments. We will vary the underlying funds’ allocation percentages based on the current inflationary and economic environment and our tactical views. When selecting equity funds, we consider the underlying funds’ foreign and domestic exposure, market capitalization ranges and investment style (growth vs. value). When selecting fixed income funds, we focus primarily on maximizing income. We invest in commodities funds, TIPS, floating rate notes and inflation-sensitive equity funds in an effort to improve the portfolio’s inflation hedging properties.

With respect to the portion of the Fund’s portfolio invested in TIPS, the investment manager subcontracts with Franklin Templeton Institutional, LLC to manage the Fund’s assets invested in TIPS, which are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. In periods shorter than a full inflation cycle, the Fund’s returns may be volatile compared with the CPI or lag behind inflation.

Manager’s Discussion

For the period since the Fund’s inception on December 19, 2011, through May 31, 2012, near-term inflation risks remained subdued, with import costs, labor prices and other indicators pointing toward tame inflation. We continued to monitor the threat of inflation driven by commodity prices and monetary policy, with the latter being a potentially longer term threat, in our opinion. The inflation data led us to construct a portfolio that favored domestic fixed income and domestic equity at period-end. After launching the Fund with a relatively defensive positioning within asset classes, including a relatively low equity beta, we became more comfortable with the potential for sustainable growth in the U.S. and moved toward a more neutral stance.4 Overall, the portfolio became

4. Beta is a measure of portfolio volatility compared to a benchmark. Generally, lower beta positioning implies the portfolio seeks to invest in securities that may provide lower volatility.

Annual Report | 5

closer to a neutral beta in equities, and we added to our exposure in high yield corporate bonds and emerging market debt in fixed income. We continued to be watchful of economic developments in Europe and their potential impact throughout the world, which kept us somewhat cautious during the period.

From an asset class perspective, domestic fixed income, foreign fixed income, and TIPS, which comprise U.S. government and agency securities, generally supported absolute Fund performance. Within domestic fixed income, Franklin Total Return Fund – Advisor Class and Franklin U.S. Government Securities Fund – Advisor Class were key contributors. Within foreign fixed income, Franklin Templeton Emerging Markets Debt Opportunities Fund boosted returns. Although equities overall hurt Fund performance, certain holdings were notable positive performers. These included Franklin Utilities Fund – Advisor Class, Mutual Shares Fund – Class Z and Franklin Growth Fund – Advisor Class.

Commodities and equities generally detracted from Fund performance. Our allocation to Franklin Pelagos Commodities Strategy Fund – Advisor Class hindered returns. Among global equities, key detractors included Franklin Gold and Precious Metals Fund – Advisor Class and Templeton China World Fund – Advisor Class. Commodities and commodity-related securities declined during the period due to investor concerns about decelerating global economic growth, particularly in China.

The Fund ended the period with 27.4% of total net assets in equity (16.2% domestic funds and 11.2% foreign funds), 52.5% in fixed income (24.2% domestic funds, 7.4% foreign funds and 20.9% TIPS), 13.4% in alternative strategies (commodity and managed futures), and 6.7% in short-term investments (cash) and other net assets. With respect to inflation positioning, the Fund’s portfolio ended the period with 17.1% of total net assets in core equity funds (having a relatively high correlation to the S&P 500), 28.5% in core fixed income funds (having a relatively high correlation to the Barclays U.S. Aggregate Index), 42.9% in inflation-sensitive strategies, 4.8% in managed futures, and 6.7% in cash and other net assets. Inflation-sensitive strategies consisted of 8.6% of total net assets in commodities, 10.3% in inflation-sensitive equity funds and 24.0% in inflation-sensitive fixed income, specifically 20.9% in TIPS and 3.1% in floating rate loans.

6 | Annual Report

Thank you for your participation in Franklin Templeton Multi-Asset Real Return Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA

T. Anthony Coffey, CFA

Warren A. Keyser

Portfolio Management Team
Franklin Templeton Multi-Asset Real Return Fund

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of May 31, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Annual Report | 7

Tom Nelson is the director of strategic asset allocation research within Franklin Templeton
Multi-Asset Strategies (FTMAS) division of Franklin Templeton Investments. The strategic asset allocation team is responsible for setting capital markets return expectations, building and maintaining systematic models for asset allocation, portfolio construction, and security selection within FTMAS portfolios. Mr. Nelson co-founded Franklin Templeton’s quantitative research services group upon joining the company in September 2007 and moved to FTMAS in September 2009. Prior to working at Franklin Templeton, Mr. Nelson worked for Bloomberg
LP from 1991 to 2007 where he was most recently manager of the Americas market special-
ist sales teams.

Tony Coffey joined Franklin Templeton in 1989. He is a vice president and portfolio manager for the Franklin Templeton Fund Allocator Series, which comprises the Franklin Templeton funds of funds. Prior to joining Franklin Templeton Investments, Mr. Coffey was an associate for Analysis Group, Inc., an economic consulting firm specializing in the use of economic analysis for litigation.

Warren A. Keyser is a senior vice president and manager for institutional fixed income clients.
Mr. Keyser is a member of the Franklin Templeton Global Fixed Income Team and the Fixed
Income Policy Committee. Mr. Keyser is responsible for fixed income strategy, managing port-
folios, and advising a diverse group of major institutions, such as supranational organizations, multinational pension funds, insurance companies and foundations. Mr. Keyser joined
Franklin Templeton in 1986 with three years’ prior experience with Hamilton, Johnston &
Company, Inc., and Manufacturers Hanover Trust Company.

8 | Annual Report

Performance Summary as of 5/31/12

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: n/a)			Change	5/31/12	Inception (12/19/11)
Net Asset Value (NAV)		-$	0.06	$9.94	$10.00
Distributions (12/19/11–5/31/12)
Dividend Income	$0.0247
Class C (Symbol: n/a)			Change	5/31/12	Inception (12/19/11)
Net Asset Value (NAV)		-$	0.10	$9.90	$10.00
Distributions (12/19/11–5/31/12)
Dividend Income	$0.0247
Class R (Symbol: n/a)			Change	5/31/12	Inception (12/19/11)
Net Asset Value (NAV)		-$	0.08	$9.92	$10.00
Distributions (12/19/11–5/31/12)
Dividend Income	$0.0247
Advisor Class (Symbol: n/a)			Change	5/31/12	Inception (12/19/11)
Net Asset Value (NAV)		-$	0.06	$9.94	$10.00
Distributions (12/19/11–5/31/12)
Dividend Income	$0.0247

Annual Report | 9

Performance Summary *(continued)*

Performance[1]

*Cumulative total return excludes sales charges. Aggregate total returns and value of $10,000 investment include maximum sales charges. **Class A:** 5.75% maximum initial sales charge; **Class C:** 1% contingent deferred sales charge in first year only; **Class R/Advisor Class:** no sales charges.*

Class A		Since Inception (12/19/11)
Cumulative Total Return[2]		-0.35%
Aggregate Total Return[3]		-6.08%
Aggregate Total Return (6/30/12)[4]		-4.95%
Value of $10,000 Investment[5]		$9,392
Total Annual Operating Expenses[6]		
Without Waiver	3.01%	
With Waiver	1.30%	
Class C		**Since Inception (12/19/11)**
Cumulative Total Return[2]		-0.75%
Aggregate Total Return[3]		-1.74%
Aggregate Total Return (6/30/12)[4]		-0.65%
Value of $10,000 Investment[5]		$9,826
Total Annual Operating Expenses[6]		
Without Waiver	3.71%	
With Waiver	2.00%	
Class R		**Since Inception (12/19/11)**
Cumulative Total Return[2]		-0.55%
Aggregate Total Return[3]		-0.55%
Aggregate Total Return (6/30/12)[4]		+0.55%
Value of $10,000 Investment[5]		$9,945
Total Annual Operating Expenses[6]		
Without Waiver	3.21%	
With Waiver	1.50%	
Advisor Class		**Since Inception (12/19/11)**
Cumulative Total Return[2]		-0.35%
Aggregate Total Return[3]		-0.35%
Aggregate Total Return (6/30/12)[4]		+0.85%
Value of $10,000 Investment[5]		$9,965
Total Annual Operating Expenses[6]		
Without Waiver	2.71%	
With Waiver	1.00%	

*Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to **franklintempleton.com** or call **(800) 342-5236**.*

The investment manager has contractually agreed to waive fees or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.45% (other than certain nonroutine expenses) until 12/31/12.

10 | Annual Report

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Generally, investors should be comfortable with fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individ ual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. Because the Fund has a significant investment in Treasury Inflation-Protected Securities (TIPS), it is highly influenced by the TIPS market and the monthly inflation adjustments on these securities. Commodity-linked investments can have heightened risks, including price volatility and less liquidity, and their value may be affected by the performance of broader commodities baskets and markets, as well as supply and demand, weather, tax and other regulatory policies. Because the Fund allocates assets to a variety of investment strategies involving certain risks, the Fund may be subject to those same risks. These risks and others are described more fully in the Fund’s prospectus. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

Class C: Class R:

These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. If the manager had not waived fees, the Fund’s total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the period indicated.

3. Aggregate total return represents the change in value of an investment over the period indicated. Since the Fund has existed for less than one year, average annual total returns are not available.

4. In accordance with SEC rules, we provide standardized total return information through the latest calendar quarter. 5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the period indicated.

6. Figures are as stated in the Fund’s prospectus current as of the date of this report and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Annual Report | 11

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

12 | Annual Report

Your Fund's Expenses *(continued)*

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

Class A	Beginning Account Value Actual 12/19/11 Hypothetical 12/1/11	Ending Account Value 5/31/12	Expenses Paid During Period* Actual 12/19/11–5/31/12 Hypothetical 12/1/11–5/31/12	Expenses Paid During Period** Actual 12/19/11–5/31/12 Hypothetical 12/1/11–5/31/12
Actual	$1,000	$ 996.50	$2.19	$ 4.92
Hypothetical (5% return before expenses)	$1,000	$1,022.55	$2.48	$ 5.55
Class C				
Actual	$1,000	$ 992.50	$6.47	$ 9.20
Hypothetical (5% return before expenses)	$1,000	$1,017.75	$7.31	$10.38
Class R				
Actual	$1,000	$ 994.50	$4.25	$ 6.97
Hypothetical (5% return before expenses)	$1,000	$1,020.25	$4.80	$ 7.87
Advisor Class				
Actual	$1,000	$ 996.50	$2.01	$ 4.74
Hypothetical (5% return before expenses)	$1,000	$1,022.75	$2.28	$ 5.35

*Expenses are calculated using the most recent expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.49%; C: 1.45%; R: 0.95%; and Advisor: 0.45%), multiplied by the average account value over the period, multiplied by 183/366 (Hypothetical) to reflect the one-half year period. For Actual expenses, the multiplier is 164/366 to reflect the number of days since inception.

**Expenses are calculated using the most recent expense ratio including expenses of the underlying funds, net of expense waivers, annualized for each class (A: 1.10%; C: 2.06%; R: 1.56%; and Advisor: 1.06%), multiplied by the average account value over the period, multiplied by 183/366 (Hypothetical) to reflect the one-half year period. For Actual expenses, the multiplier is 164/366 to reflect the number of days since inception.

Annual Report | 13

14 | The accompanying notes are an integral part of these financial statements. | Annual Report

Annual Report | The accompanying notes are an integral part of these financial statements. | 15

Franklin Templeton Fund Allocator Series

Financial Highlights *(continued)*

Franklin Templeton Multi-Asset Real Return Fund

Class R	Period Ended May 31, 2012[a]
Per share operating performance	
(for a share outstanding throughout the period)	
Net asset value, beginning of period	$10.00
Income from investment operations[b]:	
Net investment income[c,d]	0.05
Net realized and unrealized gains (losses)	(0.11)
Total from investment operations	(0.06)
Less distributions from net investment income	(0.02)
Net asset value, end of period	$ 9.92
Total return[e]	(0.55)%
Ratios to average net assets[f]	
Expenses before waiver and payments by affiliates[g]	6.31%
Expenses net of waiver and payments by affiliates[g]	0.95%
Net investment income[d]	1.07%
Supplemental data	
Net assets, end of period (000's)	$10
Portfolio turnover rate	27.24%

[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[c]Based on average daily shares outstanding.

[d]Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

[g]Does not include expenses of the Underlying Funds in which the Fund invests. The weighted indirect expenses of the Underlying Funds were 0.61% for the period ended May 31, 2012.

16 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights *(continued)*

Franklin Templeton Multi-Asset Real Return Fund

Advisor Class	Period Ended May 31, 2012[a]
Per share operating performance	
(for a share outstanding throughout the period)	
Net asset value, beginning of period	$10.00
Income from investment operations[b]:	
Net investment income[c,d]	0.07
Net realized and unrealized gains (losses)	(0.11)
Total from investment operations	(0.04)
Less distributions from net investment income	(0.02)
Net asset value, end of period	$ 9.94
Total return[e]	(0.35)%
Ratios to average net assets[f]	
Expenses before waiver and payments by affiliates[g]	5.81%
Expenses net of waiver and payments by affiliates[g]	0.45%
Net investment income[d]	1.57%
Supplemental data	
Net assets, end of period (000's)	$1,627
Portfolio turnover rate	27.24%

[a]For the period December 19, 2011 (commencement of operations) to May 31, 2012.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
[e]Total return is not annualized for periods less than one year.
[f]Ratios are annualized for periods less than one year.
[g]Does not include expenses of the Underlying Funds in which the Fund invests. The weighted indirect expenses of the Underlying Funds were 0.61% for the period ended May 31, 2012.

Annual Report | The accompanying notes are an integral part of these financial statements. | 17

Franklin Templeton Fund Allocator Series

Statement of Investments, May 31, 2012

Franklin Templeton Multi-Asset Real Return Fund	Shares	Value
Investments in Underlying Funds 72.4%		
Alternative Strategies 13.4%		
[a,b] Franklin Pelagos Commodities Strategy Fund	71,035	$ 649,968
[a,b] Franklin Pelagos Managed Futures Strategy Fund	37,070	367,367
		1,017,335
Domestic Equity 16.2%		
[a,b] Franklin DynaTech Fund, Advisor Class	4,891	154,566
[b] Franklin Growth Fund, Advisor Class	3,230	151,536
[a,b] Franklin Growth Opportunities Fund, Advisor Class	1,679	36,578
[b] Franklin Natural Resources Fund, Advisor Class	7,331	236,288
[b] Franklin Rising Dividends Fund, Advisor Class	7,627	272,288
[b] Franklin Utilities Fund, Advisor Class	20,021	273,888
[b] Mutual Shares Fund, Class Z	5,174	105,291
		1,230,435
Domestic Fixed Income 24.2%		
[b] Franklin Floating Rate Daily Access Fund, Advisor Class	26,501	237,982
[b] Franklin High Income Fund, Advisor Class	44,778	88,661
[b] Franklin Strategic Income Fund, Advisor Class	831	8,496
[b] Franklin Total Return Fund, Advisor Class	74,851	767,226
[b] Franklin U.S. Government Securities Fund, Advisor Class	105,954	734,265
		1,836,630
Foreign Equity 11.2%		
[b] Franklin Global Real Estate Fund, Advisor Class	14,006	95,099
[b] Franklin Gold and Precious Metals Fund, Advisor Class	5,837	176,381
[b] Franklin International Small Cap Growth Fund, Advisor Class	9,254	127,703
[b] Templeton China World Fund, Advisor Class	5,146	178,808
[b] Templeton Developing Markets Trust, Advisor Class	8,084	164,348
[b] Templeton Foreign Fund, Advisor Class	20,662	113,846
		856,185
Foreign Fixed Income 7.4%		
[b] Franklin Templeton Emerging Market Debt Opportunities Fund	17,481	206,450
[b] Templeton Global Total Return Fund, Advisor Class	28,993	354,010
		560,460
Total Investments in Underlying Funds (Cost $5,653,339)		5,501,045
	Principal Amount	
U.S. Government and Agency Securities 20.9%		
[c] U.S. Treasury Bond, Index Linked,		
0.125%, 1/15/22	$182,387	194,556
1.75%, 1/15/28	142,311	181,336
2.125%, 2/15/41	104,724	152,823
0.75%, 2/15/42	50,747	54,517

18 | Annual Report

Annual Report | The accompanying notes are an integral part of these financial statements. | 19

Franklin Templeton Fund Allocator Series

Financial Statements

Statement of Assets and Liabilities
May 31, 2012

Franklin Templeton
Multi-Asset
Real Return Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$1,649,841
Cost - Underlying Funds (Note 7)	5,896,346
Total cost of investments	$7,546,187
Value - Unaffiliated issuers	$1,688,707
Value - Underlying Funds (Note 7)	5,744,052
Total value of investments	7,432,759
Receivables:
Investment securities sold	300,000
Capital shares sold	20,765
Interest	3,026
Affiliates	44,544
Offering costs	127,985
Total assets	7,929,079
Liabilities:
Payables:
Investment securities purchased	300,000
Professional fees	28,501
Accrued expenses and other liabilities	2,252
Total liabilities	330,753
Net assets, at value	$7,598,326
Net assets consist of:
Paid-in capital	$7,692,783
Undistributed net investment income	41,766
Net unrealized appreciation (depreciation)	(113,428)
Accumulated net realized gain (loss)	(22,795)
Net assets, at value	$7,598,326

20 | The accompanying notes are an integral part of these financial statements. | Annual Report

Annual Report | The accompanying notes are an integral part of these financial statements. | 21

Franklin Templeton Fund Allocator Series

Financial Statements *(continued)*

Statement of Operations

for the period ended May 31, 2012[a]

	Franklin Templeton Multi-Asset Real Return Fund
Investment income:	
Dividends:	
Underlying Funds (Note 7)	$ 41,894
Unaffiliated Issuers	770
Interest and inflation principal adjustment	15,604
Total investment income	58,268
Expenses:	
Management fees (Note 3a)	7,182
Administrative fees (Note 3b)	2,878
Distribution fees: (Note 3c)	
Class A	838
Class C	1,161
Class R	23
Transfer agent fees (Note 3e)	1,089
Custodian fees (Note 4)	50
Reports to shareholders	3,453
Registration and filing fees	17,873
Professional fees	29,512
Amortization of offering costs	105,197
Other	109
Total expenses	169,365
Expenses waived/paid by affiliates (Note 3f)	(154,392)
Net expenses	14,973
Net investment income	43,295
Realized and unrealized gains (losses):	
Net realized gain (loss) from:	
Sale of investments:	
Underlying Funds (Note 7)	(17,504)
Unaffiliated Issuers	(7,498)
Realized gain distribution by Underlying Funds (Note 7)	3,948
Net realized gain (loss)	(21,054)
Net change in unrealized appreciation (depreciation) on investments	(113,428)
Net realized and unrealized gain (loss)	(134,482)
Net increase (decrease) in net assets resulting from operations	$ (91,187)

22 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

Statement of Changes in Net Assets

Franklin Templeton
Multi-Asset
Real Return Fund
Period Ended
May 31, 2012[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$43,295
Net realized gain (loss) from sale of investments and realized gain distributions by Underlying Funds	(21,054)
Net change in unrealized appreciation (depreciation) on investments	(113,428)
Net increase (decrease) in net assets resulting from operations	(91,187)
Distributions to shareholders from:
Net investment income:
Class A	(12,276)
Class C	(25)
Class R	(25)
Advisor Class	(202)
Total distributions to shareholders	(12,528)
Capital share transactions: (Note 2)
Class A	5,424,061
Class C	598,052
Class R	10,025
Advisor Class	1,669,903
Total capital share transactions	7,702,041
Net increase (decrease) in net assets	7,598,326
Net assets:
End of period	$7,598,326
Undistributed net investment income included in net assets:
End of period	$41,766

[a]For the period December 19, 2011 (commencement of operations) to May 31, 2012.

Annual Report | The accompanying notes are an integral part of these financial statements. | 23

Franklin Templeton Fund Allocator Series

Notes to Financial Statements

Franklin Templeton Multi-Asset Real Return Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of ten funds. The Franklin Templeton Multi-Asset Real Return Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Effective December 19, 2011, the Fund commenced operations offering four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Net asset value per share is calculated as of the close of trading of the NYSE. Investments in the Underlying Funds are valued at their closing net asset value each trading day.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including

24 | Annual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

Franklin Templeton Multi-Asset Real Return Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments,the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of May 31, 2012, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns).

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income and realized gain distributions by Underlying Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Annual Report | 25

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

Franklin Templeton Multi-Asset Real Return Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Security Transactions, Investment Income, Expenses and Distributions (continued)

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

The Fund indirectly bears its proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Fund may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Fund will vary.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as inflation principal adjustments on the Statement of Operations.

d. Offering Costs

Offering costs are amortized on a straight line basis over twelve months.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

26 | Annual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

Franklin Templeton Multi-Asset Real Return Fund

2. SHARES OF BENEFICIAL INTEREST

At May 31, 2012, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares were as follows:

	Period Ended
	May 31, 2012[a]
	Shares	Amount
Class A Shares:
Shares sold	540,157	$5,411,785
Shares issued in reinvestment of distributions	1,230	12,276
Net increase (decrease)	541,387	$5,424,061
Class C Shares:
Shares sold	58,443	$598,027
Shares issued in reinvestment of distributions	2	25
Net increase (decrease)	58,445	$598,052
Class R Shares:
Shares sold	1,000	$10,000
Shares issued in reinvestment of distributions	2	25
Net increase (decrease)	1,002	$10,025
Advisor Class Shares:
Shares sold	164,878	$1,682,424
Shares issued in reinvestment of distributions	20	202
Shares redeemed	(1,234)	(12,723)
Net increase (decrease)	163,664	$1,669,903
[a]For the period December 19, 2011 (commencement of operations) to May 31, 2012.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors/trustees of certain of the Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

Annual Report | 27

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

Franklin Templeton Multi-Asset Real Return Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees

The Fund pays an investment management fee to Advisers of 0.25% per year of the average daily net assets of the Fund.

Under a subadvisory agreement, FT Institutional, an affiliate of Advisers, provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average daily net assets, and is not an additional expense of the Fund.

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.10% per year of the average daily net assets of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.30%
Class C	1.00%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$1,112
CDSC retained	—

28 | Annual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

Franklin Templeton Multi-Asset Real Return Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
e.	Transfer Agent Fees

For the period ended May 31, 2012, the Fund paid transfer agent fees of $1,089, of which $637 was retained by Investor Services.

f. Waiver and Expense Reimbursements

Advisers and FT Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees, acquired fund fees and expenses) for each class of the Fund do not exceed 0.45% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until December 31, 2012.

g. Other Affiliated Transactions

At May 31, 2012, Advisers owned 65.56% of the Fund’s outstanding shares.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended May 31, 2012, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the
Fund in taxable years beginning after December 22, 2010 are not subject to expiration and such losses retain their character as short-term or long-term. At May 31, 2012, the Fund had capital loss carryforwards of $14,482.

The tax character of distributions paid from ordinary income during the period ended May 31,
2012, was $12,528.

At May 31, 2012, the cost of investments, net unrealized appreciation (depreciation) and undis-
tributed ordinary income for income tax purposes were as follows:
Cost of investments	$7,561,548
Unrealized appreciation	$69,465
Unrealized depreciation	(198,254)
Net unrealized appreciation (depreciation)	$(128,789)
Distributable earnings – undistributed ordinary income	$48,831

Annual Report | 29

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

Franklin Templeton Multi-Asset Real Return Fund

5. INCOME TAXES (continued)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums, offering costs, short term capital gains distributions from Underlying Funds and wash sales.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended May 31, 2012, aggregated $9,008,692 and $1,691,690, respectively.

7. INVESTMENT IN UNDERLYING FUNDS

The Fund invests primarily in the Underlying Funds which are managed by Advisers (or an affiliate of Advisers). The Fund does not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies.

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

Investments in Underlying Funds for the period ended May 31, 2012, were as follows:

30 | Annual Report

Franklin Templeton Multi-Asset Real Return Fund

7. Investment in Underlying Funds (continued)

Underlying Funds	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)	% of Underlying Fund Shares Outstanding Held at End of Period
Franklin International Small Cap Growth Fund, Advisor Class	—	9,254	—	9,254	$ 127,703	$ —	$ —	0.02%
Franklin Natural Resources Fund, Advisor Class	—	7,331	—	7,331	236,288	—	—	0.02%
Franklin Pelagos Commodities Strategy Fund, Advisor Class	—	71,035	—	71,035	649,968	—	—	4.52%
Franklin Pelagos Managed Futures Strategy Fund, Advisor Class	—	37,070	—	37,070	367,367	—	—	2.41%
Franklin Rising Dividends Fund, Advisor Class	—	9,617	1,990	7,627	272,288	—	3,359	—[a]
Franklin Strategic Income Fund, Advisor Class	—	39,890	39,059	831	8,496	6,984	(5,181)	—[a]
Franklin Templeton Emerging Market Debt Opportunities Fund	—	30,804	13,323	17,481	206,450	—	(796)	0.05%
Franklin Total Return Fund, Advisor Class	—	74,851	—	74,851	767,226	11,357	3,948[b]	0.02%
Franklin U.S. Government Securities Fund, Advisor Class	—	123,346	17,392	105,954	734,265	7,894	(696)	0.01%
Franklin Utilities Fund, Advisor Class	—	31,275	11,254	20,021	273,888	2,693	2,679	0.01%
Institutional Fiduciary Trust Money Market Portfolio	—	2,871,114	2,628,107	243,007	243,007	—	—	—[a]
Mutual Shares Fund, Class Z	—	11,314	6,140	5,174	105,291	—	11,134	—[a]
Templeton China World Fund, Advisor Class	—	5,862	716	5,146	178,808	—	(2,912)	0.02%
Templeton Developing Markets Trust, Advisor Class	—	14,188	6,104	8,084	164,348	3,763	5,654	0.01%
Templeton Foreign Fund, Advisor Class	—	20,662	—	20,662	113,846	—	—	—[a]
Templeton Global Total Return Fund, Advisor Class	—	37,396	8,403	28,993	354,010	5,977	(5,024)	0.01%
Total					$5,744,052	$41,894	$(13,556)	

[a]Rounds to less than 0.01%.

[b]Includes realized gain distributions received.

Annual Report | 31

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

Franklin Templeton Multi-Asset Real Return Fund

8. CREDIT FACILITY

Effective January 20, 2012, the Fund entered together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 18, 2013. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended May 31, 2012, the Fund did not use the Global Credit Facility.

9. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

32 | Annual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

Franklin Templeton Multi-Asset Real Return Fund

9. FAIR VALUE MEASUREMENTS (continued)

A summary of inputs used as of May 31, 2012, in valuing the Fund’s assets carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Franklin Templeton Multi Asset Real Return Fund
Assets:
Investments in Securities:
Investments in Underlying Funds[a]	$4,483,710	$1,017,335	$—	$5,501,045
U.S. Government and Agency Securities	—	1,688,707	—	1,688,707
Short Term Investments	243,007	—	—	243,007
Total Investments in Securities	$4,726,717	$2,706,042	$—	$7,432,759
[a]For detailed Underlying Fund categories, see the accompanying Statement of Investments.

10. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

11. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Annual Report | 33

Franklin Templeton Fund Allocator Series

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Franklin Templeton Multi-Asset Real Return Fund

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Templeton Multi-Asset Real Return Fund (one of the portfolios constituting Franklin Templeton Fund Allocator Series), hereafter referred to as the “Fund” at May 31, 2012, the results of its operations, the changes in its net assets and the financial highlights for the period December 19, 2011 (commencement of operations) through May 31, 2012, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at May 31, 2012 by correspondence with the transfer agent of the Underlying Funds and custodian provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California July 19, 2012

Franklin Templeton Fund Allocator Series

Tax Information (unaudited)

Franklin Templeton Multi-Asset Real Return Fund

Under Section 854(b)(1)(A) of the Internal Revenue Code (Code), the Fund hereby reports 21.5% of the ordinary income dividends as income qualifying for the dividends received deduction for the period ended May 31, 2012.

Under Section 854(b)(1)(B) of the Code, the Fund hereby reports the maximum amount allowable but no less than $44,405 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal period ended May 31, 2012. Distributions, including qualified dividend income, paid during calendar year 2012 will be reported to shareholders on Form 1099-DIV by mid-February 2013. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Annual Report | 35

Franklin Templeton Fund Allocator Series

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Harris J. Ashton (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1995	132	Bar-S Foods (meat packing company) (1981-2010).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and **formerly,** Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Sam Ginn (1937) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	107	ICO Global Communications (Holdings) Limited (satellite company) (2006-2010), Chevron Corporation (global energy company) (1989-2009), Hewlett-Packard Company (technology company) (1996-2002), Safeway, Inc. (grocery retailer) (1991-1998) and TransAmerica Corporation (insurance company) (1989-1999).

Principal Occupation During at Least the Past 5 Years:
Private investor; and **formerly,** Chairman of the Board, Vodafone AirTouch, PLC (wireless company); Chairman of the Board and Chief Executive Officer, AirTouch Communications (cellular communications) (1993-1998) and Pacific Telesis Group (telephone holding company) (1988-1994).

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Edith E. Holiday (1952) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1998	132	Hess Corporation (exploration and refining of oil and gas), H.J. Heinz Company (processed foods and allied products), RTI International Metals, Inc. (manufacture and distribution of titanium), Canadian National Railway (railroad) and White Mountains Insurance Group, Ltd. (holding company).

Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and **formerly,** Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).

36 | Annual Report

Annual Report | 37

38 | Annual Report

Annual Report | 39

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
Lori A. Weber (1964)	Vice President	Since 2011	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Assistant
Secretary, Templeton Investment Counsel, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Charles B. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Resources.

Note 1: Charles B. Johnson is the father of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of Staples, Inc. from 1992 to 1996. Mr. Wilson has been a Member and Chairman of the Fund’s Audit Committee since 2006. As a result of such background and experience, the Board believes that Mr. Wilson has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

40 | Annual Report

Franklin Templeton Fund Allocator Series

Shareholder Information

Franklin Templeton Multi-Asset Real Return Fund

Board Approval of Advisory Agreements

At a meeting held December 5, 2011, the Board of Trustees (Board), including a majority of non-interested or independent Trustees approved an investment management agreement between the newly formed Franklin Templeton Multi-Asset Real Return Fund (Fund) and Franklin Advisers, Inc. (FAV) and a sub-advisory agreement between FAV and Franklin Templeton Institutional, LLC (FT Institutional). In doing so, the Board considered the qualifications of the personnel of FAV and FT Institutional who would be responsible for managing and advising the Fund and the specific terms and fees of the investment management agreement and subadvisory agreement and management’s voluntary agreement to cap fees for the Fund for a period of time. The Board noted that forms of these agreements were substantially the same as the standard forms of investment management agreement and subadvisory agreement for other funds in the Franklin Templeton family of funds, although certain provisions had been modified to reflect the proposed manager-of-managers structure for the Fund. The Board was also provided with data comparing the Fund’s proposed fees with the fees of other funds in the Fund’s Lipper peer group, the Lipper Global Flexible Portfolio Funds category for Class A shares. In approving the investment management agreement with FAV and the subadvisory agreement between FAV and FT Institutional on behalf of the Fund, the Board took into account several factors including, but not limited to, the following: (1) the nature and quality of the services to be provided by FAV and FT Institutional to the Fund under the proposed investment management agreement and subadvisory agreement, respectively; (2) FAV’s and FT Institutional’s experience as a manager of other funds and accounts; (3) the strength and reputation of FAV, FT Institutional and their affiliates within the industry; (4) the fairness of the compensation under the proposed investment management agreement and the subadvisory agreement; (5) the pricing structure (including the estimated expense ratio to be borne by shareholders) of the Fund; (6) the personnel, operations, financial condition, and capabilities, methodologies, resources, and experience of the Franklin Templeton (FTI) organization in providing management and other services to mutual funds; and (7) FAV’s and FT Institutional’s compliance capabilities, as demonstrated by, among other things, their policies and procedures designed to prevent violations of the federal securities laws, which had previously been approved by the Board in connection with its oversight of other funds in the FTI complex, including other series within the Franklin Templeton Fund Allocator Series.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended December 31.

Annual Report | 41

Franklin Templeton Fund Allocator Series

Shareholder Information (continued)

Franklin Templeton Multi-Asset Real Return Fund

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive the Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

42 | Annual Report

This page intentionally left blank.

This page intentionally left blank.

VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | **ASSET ALLOCATION** | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Annual Report and Shareholder Letter

FRANKLIN TEMPLETON MULTI-ASSET REAL RETURN FUND

Investment Manager
Franklin Advisers, Inc.

Subadvisor
Franklin Templeton Institutional, LLC

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2012 Franklin Templeton Investments. All rights reserved.

056 A 07/12

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A
(d)	N/A
(f)	Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson, and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $28,402 for the fiscal year ended May 31, 2012.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $2 for the fiscal year ended May 31, 2012. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4 were $152,448 for the fiscal year ended May 31, 2012. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i)	pre-approval of all audit and audit related services;
(ii)	pre-approval of all non-audit related services to be provided to the Fund by the auditors;

     (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

     (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f)	No disclosures are required by this Item 4(f).
(g)

The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling,

controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $152,450 for the fiscal year ended May 31, 2012.

 (h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments.

N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the

Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

By /s/ Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer - Finance and Administration

Date July 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer - Finance and Administration

Date July 26, 2012

By /s/ Gaston Gardey

Gaston Gardey

Chief Financial Officer and Chief Accounting Officer

Date July 26, 2012